Property, plant and equipment	12 Months Ended
Dec. 31, 2012
Property, plant and equipment
5.	Property, plant and equipment

Property, plant and equipment consist of the following:

2012
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	1,244,912	$119,809	$1,125,103
Thermal	208,183	78,336	129,847
Distribution
Water & wastewater	240,376	52,162	188,214
Electricity	259,461	7,765	251,696
Gas	352,491	5,940	346,551
Land	12,006	—	12,006
Equipment	71,954	26,697	45,257
Construction in progress	64,041	—	64,041

	$2,453,424	$290,709	$2,162,715

2011
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	$488,920	$117,740	$371,180
Thermal	194,080	78,776	115,304
Distribution
Water & wastewater	239,190	48,716	190,474
Electricity	154,154	2,636	151,518
Land	11,981	—	11,981
Equipment	47,599	21,865	25,734
Construction in progress	53,918	—	53,918

	$1,189,842	$269,733	$920,109

Renewable generation assets include cost of $88,198 (2011 - $94,606) and accumulated depreciation of $29,584 (2011 - $30,264) related to facilities under capital lease or owned by consolidated variable interest entities. Depreciation expense of facilities under capital lease was $2,244 (2011 - $2,302).

Equipment includes cost of $4,227 (2011 - $4,227) and accumulated depreciation of $2,348 (2011 - $2,079) related to equipment under capital lease. Depreciation expense of equipment under capital lease was $269 (2011 - $282).

Contributions received in aid of construction of $6,341 (2011 - $3,968) have been credited to the cost of the distribution assets. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.

In 2012, APCo wrote down its investment in a small hydro facility and recognized an impairment charge on property, plant and equipment of $253 (2011 - $1,370) representing the difference between the carrying value of the assets and their estimated fair value. The fair value of the facilities was estimated based on prior transactions involving sales of comparable facilities and management’s best estimates.

In December 2011, Liberty Utilities wrote down $1,058 from facilities` assets based on regulatory decisions in 2011 that these costs are not capitalizable for rate-base purposes.